Summary of Significant Accounting Policies (Details) - Schedule of Useful life	12 Months Ended
Dec. 31, 2021
Furniture and fixtures [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and fixtures [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Computer equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Computer software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years